                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Assets Investment Management, LLC
Address:    11455 El Camino Real
            Suite 363
            San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest S. Rady
Title:   Chief Investment Officer
Phone:   858-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                   San Diego, CA             11/9/2007
----------------------------------   -----------------------   ----------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name

028-11688               Insurance Company of the West

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total:     $134,983
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name

1     028-11688               Insurance Company of the West

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                           Form 13-F Information Table
                            as of September 30, 2007

                                                                                                                 VOTING AUTHORITY
                                       TITLE                VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER   -----------------------
NAME OF ISSUER                       OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------                       --------  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  ----
ALTRIA GROUP INC                        com    02209s103     7,509    108,000   SH          sole               108,000
AMERICAN INTERNATIONAL GROUP INC        com    026874107     5,074     75,000   SH          sole                75,000
ANARDARKO PETROLEUM CORP                com    032511107     1,881     35,000   SH          sole                35,000
BANK OF AMERICA CORP                    com    060505104     4,725     94,000   SH          sole                94,000
BEAR STEARNS COMPANIES INC              adr    073902108     3,684     30,000   SH          sole                30,000
BP P L C SPONSORED ADR (FRM BP
  AMOCO PLC)                            com    055622104     6,588     95,000   SH          sole                95,000
CAPITAL ONE FINANCIAL CORP              com    14040h105     5,314     80,000   SH          sole                80,000
CARDINAL HEALTH INC                     com    14149y108       938     15,000   SH          sole                15,000
CATERPILLAR INC                         com    149123101     1,961     25,000   SH          sole                25,000
CHESAPEAKE ENERGY CORP                  com    165167107     1,763     50,000   SH          sole                50,000
CHEVRON CORPORATION                     com    166764100     6,925     74,000   SH          sole                74,000
CHUBB CORP                              com    171232101     2,897     54,000   SH          sole                54,000
CINCINNATI FINANCIAL CORP               com    172062101     1,083     25,000   SH          sole                25,000
CIT GROUP INC NEW                       com    125581108     1,005     25,000   SH                              25,000
CITIGROUP INC                           com    172967101     1,867     40,000   SH          sole                40,000
COCA COLA CO                            com    191216100     3,736     65,000   SH          sole                65,000
COLGATE PALMOLIVE CO                    com    194162103       713     10,000   SH          sole                10,000
COMCAST CORP NEW CL A                   com    20030n101     2,720    112,500   SH          sole               112,500
CONOCOPHILLIPS                          com    20825c104     6,319     72,000   SH          sole                72,000
D R HORTON                              com    23331a109       512     40,000   SH          sole                40,000
DISCOVER FINANCIAL SERVICES             com    254709108       520     25,000   SH          sole                25,000
ELI LILLY & CO                          com    532457108     1,993     35,000   SH          sole                35,000
EXXON MOBIL CORP                        com    30231g102     2,314     25,000   SH          sole                25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)      com    313586109     2,432     40,000   SH          sole                40,000
FIDELITY NATIONAL FINANCIAL INC         com    316326107       427     24,454   SH          sole                24,454
FIDELITY NATIONAL INFORMATION
   SERVICES                             com    31620m106       477     10,748   SH          sole                10,748
FREDDIE MAC-VOTING COMMON (FORMERLY
   FEDERA                               com    313400301     2,951     50,000   SH          sole                50,000

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
GENERAL ELECTRIC CO                     com    369604103     4,968    120,000   SH          sole               120,000
GENERAL MILLS INC                       com    370334104     2,901     50,000   SH          sole                50,000
GLAXOSMITHKLINE PLC SPONSORED ADR
   (FRM GLAX                            com    37733w105     2,128     40,000   SH          sole                40,000
HARTFORD FINANCIAL SERVICES GROUP
   INC                                  com    416515104     3,239     35,000   SH          sole                35,000
HOME DEPOT INC                          com    437076102     1,460     45,000   SH          sole                45,000
INDYMAC BANCORP INC                     com    456607100     1,228     52,000   SH          sole                52,000
JOHNSON & JOHNSON                       com    478160104     3,942     60,000   SH          sole                60,000
JPMORGAN CHASE & CO FORMERLY J P
   MORGAN CH                            com    46625h100     2,749     60,000   SH          sole                60,000
KRAFT FOODS INC CL A                    com    50075n104     2,460     71,278   SH          sole                71,278
KROGER CO                               com    501044101       570     20,000   SH          sole                20,000
MARSH & MCLENNAN COMPANIES INC          com    571748102     1,913     75,000   SH          sole                75,000
MCDONALDS CORP                          com    580135101     1,907     35,000   SH          sole                35,000
MICROSOFT                               com    594918104     2,062     70,000   SH          sole                70,000
MORGAN STANLEY                          com    617446448     3,150     50,000   SH          sole                50,000
OVERSEAS SHIPHOLDING GROUP INC          com    690368105     4,994     65,000   SH          sole                65,000
PFF BANCORP                             com    6933w104        311     20,300   SH          sole                20,300
PFIZER INC                              com    717081103     2,077     85,000   SH          sole                85,000
REDWOOD TRUST INC.                      com    758075402       837     25,200   SH          sole                25,200
ROYAL DUTCH SHELL PLC SPONSORED ADR
   REPSTG                               adr    780259206     2,876     35,000   SH          sole                35,000
UNUMPROVIDENT CORP                      com    91529y106     4,160    170,000   SH          sole               170,000
USG                                     com    903293405       939     25,000   SH          sole                25,000
VIACOM INC NEW CLASS B                  com    92553p201     1,169     30,000   SH          sole                30,000
WAL-MART STORES INC                     com    931142103     3,056     70,000   SH          sole                70,000
WYETH COM                               com    983024100     1,559     35,000   SH          sole                35,000
                                        ---                -------  ---------                                ---------
TOTAL                                    51                134,983  2,678,480                                2,678,480
                                        ===                =======  =========                                =========